SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Disclosure of classes of share capital

For the years ended December 31,	2019		2018
	Number of common shares		Number of common shares
Issued and outstanding - 950,435,244 common shares		Amount		Amount
(December 31, 2018 - 949,341,830 common shares):	(In thousands)	(In millions)	(In thousands)	(In millions)
Balance, beginning of year	949,342	$7,636.4	948,525	$7,633.7
Issued on vesting of restricted share units	1,021	3.4	687	2.3
Dividend reinvestment plan (i)	77	0.2	130	0.4
Share cancellations (ii)	(5)	(0.1)	—	—
Balance, end of year	950,435	$7,639.9	949,342	$7,636.4
(i)The Company has a dividend reinvestment plan to provide holders of common shares a simple and convenient method to purchase additional common shares by electing to automatically reinvest all or any portion of cash dividends paid on common shares held by the plan participant without paying any brokerage commissions, administrative costs or other service charges. As at December 31, 2019, a total of 4,638,861 shares have subscribed to the plan.(ii)During the year ended December 31, 2019, the Company cancelled 5,042 common shares that related to entitlement from un-exchanged predecessor shares following the expiry of the period of surrender.
Dividends paid and declared
Dividends Paid and Declared

For the years ended December 31,	2019	2018
Dividends paid	$23.7	$19.0
Dividends declared in respect of the year	$28.8	$19.2
Dividend paid (per share)	$0.03	$0.02
Dividend declared in respect of the year (per share)	$0.03	$0.02